Issued capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Issued capital [Text Block]

12) Issued capital

a) Authorized

Unlimited common shares without par value.

b) Issued

	Year ended		Year ended
	December 31, 2021		December 31, 2020
	Number of	Stated	Number of	Stated
	Shares	Value	Shares	Value
Balance, beginning of the year	58,779	$406,214	55,453	$396,026
Exercise of warrants (note 13)	5,723	7,982	2,953	6,136
Exercise of stock options (note 13)	156	944	81	626
Exercise of restricted share units (note 13)	69	842	40	1,183
Purchase consideration (note 6)	-	-	252	2,243
Balance, end of the year	64,727	$415,982	58,779	$406,214

On March 4, 2021, the Company completed the consolidation of its issued and outstanding common shares on the basis of one post-consolidation common share for every 10 pre-consolidation common shares. Any quantity relating to common shares, RSUs, stock options and warrants or any per unit price such as exercise prices disclosed throughout the annual consolidated financial statements have been retrospectively adjusted for the share consolidation, including the weighted average number of shares outstanding and the basic and diluted earnings (loss) per share for the periods presented.